Provisions - Components of the costs for the defined benefit plans (Details) - Biotest defined benefit plans - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Current service cost	€ 3,517
Net interest expenses	766
Total expenses recognised in profit and loss	4,283
Actuarial losses due to experience adjustments	1,294
Actuarial gains due to changes in financial assumptions	(34,754)
Actuarial gains from changes in demographic assumptions	(6)
Return on plan assets (excluding amounts included in net interest expense)	755
Revaluation recognised directly in other comprehensive income	(32,711)
Defined benefit costs	€ (28,428)
Actuarial interest rate	3.90%	1.10%